Schedule of Investments (unaudited)
September 30, 2025
 ClearBridge Dividend Strategy Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.0%
Communication Services — 9.7%
Entertainment — 0.9%
Walt Disney Co.	755,184	$86,468,568
Interactive Media & Services — 4.2%
Alphabet Inc., Class A Shares	819,730	199,276,363
Meta Platforms Inc., Class A Shares	239,497	175,881,807
Total Interactive Media & Services		375,158,170
Media — 2.4%
Comcast Corp., Class A Shares	6,882,430	216,245,951
Wireless Telecommunication Services — 2.2%
T-Mobile US Inc.	821,374	196,620,508

Total Communication Services		874,493,197
Consumer Discretionary — 3.2%
Specialty Retail — 3.2%
Home Depot Inc.	367,757	149,011,459
Industria de Diseno Textil SA, ADR	10,028,150	138,488,751

Total Consumer Discretionary		287,500,210
Consumer Staples — 8.4%
Beverages — 2.3%
Coca-Cola Co.	2,260,072	149,887,975
Diageo PLC	2,581,845	61,777,577 (a)
Total Beverages		211,665,552
Food Products — 2.9%
Nestle SA, ADR	2,846,374	261,211,742
Household Products — 0.9%
Procter & Gamble Co.	513,793	78,944,294
Personal Care Products — 2.3%
Unilever PLC	3,502,321	207,017,460 (a)

Total Consumer Staples		758,839,048
Energy — 10.9%
Oil, Gas & Consumable Fuels — 10.9%
Enbridge Inc.	6,281,479	316,963,430
EQT Corp.	1,334,710	72,648,265
Exxon Mobil Corp.	2,902,226	327,225,982
Williams Cos. Inc.	4,083,562	258,693,653

Total Energy		975,531,330
Financials — 14.5%
Banks — 3.9%
JPMorgan Chase & Co.	706,590	222,879,684
PNC Financial Services Group Inc.	631,113	126,809,535
Total Banks		349,689,219
Consumer Finance — 1.5%
Capital One Financial Corp.	624,136	132,678,831
Financial Services — 3.8%
Apollo Global Management Inc.	1,279,024	170,455,529
Visa Inc., Class A Shares	490,996	167,616,214
Total Financial Services		338,071,743
See Notes to Schedule of Investments.

ClearBridge Dividend Strategy Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 ClearBridge Dividend Strategy Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — 5.3%
Marsh & McLennan Cos. Inc.	573,900	$115,658,067
MetLife Inc.	2,167,910	178,570,747
Travelers Cos. Inc.	662,011	184,846,711
Total Insurance		479,075,525

Total Financials		1,299,515,318
Health Care — 11.5%
Health Care Equipment & Supplies — 2.8%
Becton Dickinson & Co.	1,324,814	247,965,436
Health Care Providers & Services — 2.3%
CVS Health Corp.	1,856,590	139,968,320
UnitedHealth Group Inc.	207,632	71,695,330
Total Health Care Providers & Services		211,663,650
Pharmaceuticals — 6.4%
AstraZeneca PLC	831,422	127,374,777 (a)
Haleon PLC	35,267,612	158,710,673 (a)
Johnson & Johnson	713,838	132,359,842
Merck & Co. Inc.	1,829,886	153,582,332
Total Pharmaceuticals		572,027,624

Total Health Care		1,031,656,710
Industrials — 9.9%
Aerospace & Defense — 5.3%
L3Harris Technologies Inc.	530,448	162,004,124
Northrop Grumman Corp.	248,713	151,545,805
RTX Corp.	956,319	160,020,858
Total Aerospace & Defense		473,570,787
Commercial Services & Supplies — 1.6%
Waste Management Inc.	649,922	143,522,275
Ground Transportation — 3.0%
Old Dominion Freight Line Inc.	520,600	73,290,068
Union Pacific Corp.	834,969	197,361,623
Total Ground Transportation		270,651,691

Total Industrials		887,744,753
Information Technology — 15.1%
Electronic Equipment, Instruments & Components — 1.9%
TE Connectivity PLC	757,238	166,236,458
Semiconductors & Semiconductor Equipment — 5.3%
Broadcom Inc.	992,474	327,427,097
Texas Instruments Inc.	796,818	146,399,371
Total Semiconductors & Semiconductor Equipment		473,826,468
Software — 6.2%
Microsoft Corp.	777,628	402,772,423
Oracle Corp.	563,733	158,544,269
Total Software		561,316,692
Technology Hardware, Storage & Peripherals — 1.7%
Apple Inc.	605,743	154,240,340

Total Information Technology		1,355,619,958
See Notes to Schedule of Investments.

ClearBridge Dividend Strategy Fund 2025 Quarterly Report

 ClearBridge Dividend Strategy Fund
(Percentages shown based on Fund net assets)
Security			Shares	Value

Materials — 5.8%
Chemicals — 2.9%
Air Products & Chemicals Inc.			363,919	$99,247,990
Linde PLC			340,449	161,713,275
Total Chemicals				260,961,265
Construction Materials — 1.9%
Vulcan Materials Co.			539,391	165,927,459
Metals & Mining — 1.0%
Freeport-McMoRan Inc.			2,286,964	89,694,728

Total Materials				516,583,452
Real Estate — 5.2%
Residential REITs — 2.0%
AvalonBay Communities Inc.			946,381	182,812,418
Specialized REITs — 3.2%
American Tower Corp.			766,162	147,348,275
Public Storage			480,594	138,819,577
Total Specialized REITs				286,167,852

Total Real Estate				468,980,270
Utilities — 4.8%
Electric Utilities — 0.5%
Edison International			875,255	48,384,096
Multi-Utilities — 4.3%
DTE Energy Co.			700,820	99,116,973
Sempra			3,199,688	287,907,926
Total Multi-Utilities				387,024,899

Total Utilities				435,408,995
Total Common Stocks (Cost — $5,161,390,378)				8,891,873,241
	Rate	Maturity Date	Face Amount
Asset-Backed Securities — 0.0%††
Finance America NIM Trust, 2004-1 A (Cost — $73,449)	5.250%	6/27/34	$73,417	1 (b)(c)
Total Investments before Short-Term Investments (Cost — $5,161,463,827)				8,891,873,242
			Shares
Short-Term Investments — 1.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.958%		56,552,667	56,552,667 (d)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.013%		56,552,667	56,552,667 (d)(e)

Total Short-Term Investments (Cost — $113,105,334)				113,105,334
Total Investments — 100.2% (Cost — $5,274,569,161)				9,004,978,576
Liabilities in Excess of Other Assets — (0.2)%				(20,785,533)
Total Net Assets — 100.0%				$8,984,193,043

See Notes to Schedule of Investments.

ClearBridge Dividend Strategy Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 ClearBridge Dividend Strategy Fund
††	Represents less than 0.1%.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	The coupon payment on this security is currently in default as of September 30, 2025.
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $56,552,667 and the cost was $56,552,667 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Dividend Strategy Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Dividend Strategy Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Dividend Strategy Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Consumer Staples	$490,044,011	$268,795,037	—	$758,839,048
Health Care	745,571,260	286,085,450	—	1,031,656,710
Other Common Stocks	7,101,377,483	—	—	7,101,377,483
Asset-Backed Securities	—	1	—	1
Total Long-Term Investments	8,336,992,754	554,880,488	—	8,891,873,242
Short-Term Investments†	113,105,334	—	—	113,105,334
Total Investments	$8,450,098,088	$554,880,488	—	$9,004,978,576

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2025. The following transactions were effected in such company for the period ended September 30, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$32,095,247	$601,241,780	601,241,780	$576,784,360	576,784,360

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$2,819,101	—	$56,552,667

ClearBridge Dividend Strategy Fund 2025 Quarterly Report